Fair Value Measurements - Rollforward of Level 3 liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 06, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent value rights				$ 5,870
Net gain on the valuation of contingent value rights	49,570	0	0
Recurring | Level 3 | Contingent Value Rights
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	0
Issuance of contingent value rights	55,440
(Gains) losses included in earnings	(49,570)
Liability extinguished upon termination	5,870
Balance at end of period	$ 0